As filed with the Securities and Exchange Commission on September 1, 2016

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 80 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 82 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

It is proposed that this filing will become effective:

☐     Immediately upon filing pursuant to paragraph (b) of Rule 485

☒     on September 30, 2016, pursuant to paragraph (b)(1) of Rule 485

☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐     on _______, pursuant to paragraph (a)(1) of Rule 485

☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐     on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒     This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until September 30, 2016, the effectiveness of the registration statement for IQ U.S. Target Volatility ETF, IQ International Target Volatility EFT, and IQ Emerging Markets Target Volatility ETF (the “Funds”), filed in Post-Effective Amendment No. 45 on October 16, 2015, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 46, as filed on December 29, 2015, Post-Effective Amendment No. 47, as filed on January 28, 2016, Post-Effective Amendment No. 49, as filed on February 11, 2016, Post-Effective Amendment No. 50, as filed on February 25, 2016, Post-Effective Amendment No. 51, as filed on March 10, 2016, Post-Effective Amendment No. 52, as filed on March 24, 2016, Post-Effective Amendment No. 55, as filed on April 14, 2015, Post-Effective Amendment No. 61, as filed on May 12, 2016, Post-Effective Amendment No. 63, as filed on June 9, 2016, Post-Effective Amendment No. 68, as filed on July 7, 2016, and Post-Effective Amendment No. 74, as filed on August 4, 2016.

This Post-Effective Amendment No. 80 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 45. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 80 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 1st day of September 1, 2016.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	September 1, 2016
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	September 1, 2016
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	September 1, 2016
Paul D. Schaeffer

/s/ Adam S. Patti*	Chairman, Trustee	September 1, 2016
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel*	Treasurer and Principal	September 1, 2016
David L. Fogel	Financial Officer

/s/ David L. Fogel
David L. Fogel, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED